Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) bank	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable
Failed banks acquired | bank	6
Covered loans receivable	$ 229,217	$ 444,544
Deferred loan origination fees	18,700	11,200
Deposit liabilities reclassified as loans receivable	5,100	5,600
Loans with carrying value pledged to secure public deposits and other borrowings	3,900,000	3,100,000
Carrying amounts of loans acquired	2,200,000
Loans accounted for under ASC Topics 310-10 and 310-20	2,100,000
Basis in acquired loans at acquisition	57,755
Acquired Impaired Loans
Accounts, Notes, Loans and Financing Receivable
Basis in acquired loans at acquisition	57,800
Troubled Debt Restructurings
Accounts, Notes, Loans and Financing Receivable
Total TDRs	57,000	0
Covered Loan
Accounts, Notes, Loans and Financing Receivable
Covered loans receivable	229,200	444,500
Residential Mortgage and Home Equity | Covered Loan
Accounts, Notes, Loans and Financing Receivable
Covered loans receivable	$ 191,700	$ 220,500